Jan. 31, 2017

Waddell & Reed Advisors Funds

Supplement dated April 10, 2017 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2017

Effective immediately, additional sales charge reduction and waiver categories will be added to certain share classes of Waddell & Reed Advisors Bond Fund for purchases through specific intermediaries. Therefore, the prospectus for that fund is amended as follows:

The following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section on page 2:

Further information about intermediary sales charge discounts may be found in Appendix B — Intermediary Sales Charge Discounts and Waivers.